Commitment and Contingencies - Capital commitments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Commitment and Contingencies
Property, plant and equipment	¥ 5,896,469	¥ 5,465,192
Leasehold improvements	527,363	552,626
Total	¥ 6,423,832	¥ 6,017,818